Deferred Policy Acquisition Costs, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Deferred Policy Acquisition Costs Disclosures [Abstract]
Deferred Policy Acquisition Costs, Net

5. Deferred Policy Acquisition Costs, Net

DPAC consists of the following (in thousands):

	December 31, 2020	June 30, 2021
		(unaudited)
Deferred policy acquisition costs	$10,511	$11,069
Less deferred ceding commission	(1,202)	(95)
Less accumulated amortization	(8,653)	(9,359)
Deferred policy acquisition costs, net	$656	$1,615

For the three months ended June 30, 2020 and 2021 (unaudited), total amortization expense was approximately $0.4 million and $0.3 million, respectively. For the six months ended June 30, 2020 and 2021 (unaudited), total amortization expense was approximately $0.8 million and $0.7 million, respectively. During all periods presented the amortization expense was included as part of sales, marketing and other acquisition costs in the Company’s consolidated statements of operations.

6. Deferred Policy Acquisition Costs, Net

DPAC consists of the following (in thousands):

	December 31,
	2019	2020
Deferred policy acquisition costs	$9,731	$10,511
Less deferred ceding commission	(1,242)	(1,202)
Less accumulated amortization	(7,068)	(8,653)
Deferred policy acquisition costs, net	$1,421	$656

For the years ended December 31, 2019 and 2020, total amortization expense was approximately $1.7 million and $1.5 million, respectively, included as part of sales, marketing and other acquisition costs on the Company’s consolidated statements of operations.